DEBT - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments [Abstract]
2024	$ 75,388
2025	2,254,990
2026	2,674,727
2027	5,419
2028	37,239
Thereafter	13,401
Total	$ 5,061,164	$ 5,219,173